Reverse Recapitalization - Additional Information (Detail)			12 Months Ended
	Oct. 15, 2021 USD ($) $ / shares shares	Oct. 05, 2021 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares
Common Stock, Par or Stated Value Per Share			$ 0.0001	$ 0.0001
Shares issued price per share	$ 10.00
Common stock outstanding | shares			119,624,679	21,416,436
Stock issued during the period shares | shares			28,793,750
Stock issued during period value | $			$ 1,799,000	$ 333,000
Preferred stock par or stated valued per share			$ 0.00001	$ 0.00001
Proceeds from merger, Gross | $	$ 171,000,000.0
Proceeds from merger, Net | $	112,600,000
Payments for merger related costs | $	$ 10,400,000
Conversion of Stock, Amount Issued | $			$ 152,113,000
Proceeds from initial public offering | $		$ 36,000,000.0
Common Stock [Member]
Stock issued during the period shares | shares			1,207,353	276,422
Merger BackstopInvestment And PIPEInvestment [Member]
Common stock outstanding | shares	119,621,866
Class of warrant or right, Outstanding | shares	15,776,292
Backstop Investors [Member]
Stock issued during the period shares | shares	5,500,906
Stock issued during period value | $	$ 55,009,060
PIPE Investors [Member]
Stock issued during period value issued for services | $	$ 80,000,000
Stock issued during the period shares | shares	8,000,000
Merger Agreement [Member]
Exchange ratio	0.34456
Marquee Raine Acquisition Corp [Member]
Common Stock, Par or Stated Value Per Share	$ 10.00
Class of warrant or right, Outstanding | shares	336,304
Preferred stock convertible conversion price	$ 0.00001
Preferred stock converted into warrants | shares	115,875
Class of warrants exercise price per share	$ 6.90
Marquee Raine Acquisition Corp [Member] | Class A [Member] | Merger Agreement [Member]
Shares issued price per share	10.00
Marquee Raine Acquisition Corp [Member] | Series A Preferred Stock [Member]
Preferred stock par or stated valued per share	0.00001
Marquee Raine Acquisition Corp [Member] | Series B Preferred Stock [Member]
Preferred stock par or stated valued per share	0.00001
Marquee Raine Acquisition Corp [Member] | Series C Preferred Stock [Member]
Preferred stock par or stated valued per share	$ 0.00001
Lch Transaction [Member]
Transaction expenses | $	$ 20,000,000.0
Lch Transaction [Member] | Common Stock [Member]
Shares issued price per share	$ 10.00
Conversion of Stock, Amount Issued | $	$ 20,000,000.0